Oil and Natural Gas Activities - Costs Incurred (Detail) - Predecessor - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Property acquisition costs
Proved properties	$ 390	$ 1,192	$ 3,496
Unproved properties	15,497	24,735	84,938
Total acquisition costs	15,887	25,927	88,434
Development costs	114,472	150,261	561,578
Exploration costs	19,055	33,091	90,146
Total	$ 149,414	$ 209,279	$ 740,158